Finance costs and finance income - Reconciliation of fair value measurement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance costs and finance income
Beginning balance	$ 28,271	$ 21,614	$ 16,905
Changes in the fair value through profit or loss	11,076	6,657	4,709
Ending balance	$ 39,347	$ 28,271	$ 21,614